Per share amounts (Tables)	12 Months Ended
Mar. 31, 2016
Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Common Share

Reconciliations of the differences between basic and diluted net income attributable to Toyota Motor Corporation per common share for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted- average common shares	Net income attributable to Toyota Motor Corporation per common share
For the year ended March 31, 2014
Basic net income attributable to Toyota Motor Corporation per common share	1,823,119	3,168,989	575.30
Effect of dilutive securities
Assumed exercise of dilutive stock options	(85)	1,922

Diluted net income attributable to Toyota Motor Corporation per common share	1,823,034	3,170,911	574.92

For the year ended March 31, 2015
Basic net income attributable to Toyota Motor Corporation per common share	2,173,338	3,158,851	688.02
Effect of dilutive securities
Assumed exercise of dilutive stock options	(42)	1,578

Diluted net income attributable to Toyota Motor Corporation per common share	2,173,296	3,160,429	687.66

For the year ended March 31, 2016
Net income attributable to Toyota Motor Corporation	2,312,694
Accretion to Mezzanine equity	(3,638)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(2,449)

Basic net income attributable to Toyota Motor Corporation per common share	2,306,607	3,111,306	741.36
Effect of dilutive securities
Model AA Class Shares	6,087	32,429
Assumed exercise of dilutive stock options	(21)	1,212

Diluted net income attributable to Toyota Motor Corporation per common share	2,312,673	3,144,947	735.36

Toyota Motor Corporation Shareholders' Equity Per Share

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2015 and 2016. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen
	Toyota Motor Corporation shareholders’ equity	Common shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation shareholders’ equity per share
As of March 31, 2015	16,788,131	3,146,814	5,334.96
As of March 31, 2016	16,746,935	3,037,676	5,513.08